Trade Receivables - Summary of Changes in Provision for Doubtful Accounts (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Changes In Allowance For Doubtful Accounts [Abstract]
Balance at beginning of year	€ 4,263	€ 5,604
Charges – bad debt expense	289	33
Reductions – write off of uncollectible amounts	(806)	(1,409)
Foreign exchange effect	(85)	35
Balance at end of year	€ 3,661	€ 4,263